Offerings	Apr. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	10,112,440
Proposed Maximum Offering Price per Unit	1.07
Maximum Aggregate Offering Price	$ 10,820,310.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,494.28
Offering Note	The shares of the Blue Gold Limited’s (the “Company”) Class A ordinary shares, par value $0.0001 (“Class A ordinary shares”) will be offered for resale by the Selling Securityholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of Class A ordinary shares issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to Class A ordinary shares being registered pursuant to this registration statement.

This prospectus relates to the resale, from time to time, of up to 10,164,302 Class A ordinary shares by the selling shareholders identified in this prospectus under “Selling Shareholders.”

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the Class A ordinary share as reported on the Nasdaq Capital Market on April 30, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	215,299
Proposed Maximum Offering Price per Unit	9.7550
Maximum Aggregate Offering Price	$ 2,100,241.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 290.04
Offering Note	The "Net Fee Due" includes the payment of $290.04 relating to 215,299 ordinary shares issuable upon exercise of warrants, of which 51,862 are identified in this prospectus, registered on the Company's Registration Statement on Form F-1 (File No. 333-290528) (the "Initial Registration Statement") which were previously inadvertently omitted in the fee payment made in connection with the Initial Registration Statement.

Solely for purposes of calculating the fee payable, the “Proposed Maximum Offering Price Per Unit” is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the Class A ordinary share as reported on the Nasdaq Capital Market on September 30, 2025, which reflects the “Proposed Maximum Offering Price Per Unit” on the date of the Initial Registration Statement.